Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2013
Summary of financial information for subsidiaries

A summary of financial information for JAFCO, NRI, NLB and NREH is as follows.

	Millions of yen
	March 31
	2012(1)	2013(1)(3)
Total assets	¥564,086	¥2,307,795
Total liabilities	200,020	1,551,699

	Millions of yen
	Year ended March 31
	2011	2012(2)	2013(3)
Net revenues	¥590,985	¥161,209	¥143,193
Non-interest expenses	535,564	105,520	69,899
Net income attributable to the companies	29,392	31,007	48,706

(1)	NLB’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2012 and 2013.
(2)	For NLB, financial information while it was an affiliated company of Nomura is included.
(3)	NREH is accounted for by the equity method from March 2013. NREH’s assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.

A summary of financial information for Fortress is as follows.

	Millions of yen
	March 31
	2012(1)	2013(1)
Total assets	¥184,650	¥203,332
Total liabilities	96,312	88,881

	Millions of yen
	Year ended March 31
	2011(1)	2012(1)	2013(1)
Net revenues	¥89,710	¥73,306	¥95,356
Non-interest expenses	154,161	166,006	73,956
Net income (loss) attributable to the company	(24,400)	(36,994)	6,487

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2010, 2011 and 2012, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

Summary of balances and transactions with affiliated companies and other equity-method investees

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB and NRI, which are disclosed in Note 10 “Leases”, is presented below.

	Millions of yen
	March 31
	2012	2013
Investments in affiliated companies	¥183,305	¥333,329
Advances to affiliated companies	10,649	12,376
Other receivables from affiliated companies	5,160	8,856
Other payables to affiliated companies	5,643	4,270

	Millions of yen
	Year ended March 31
	2011	2012	2013
Revenues	¥3,056	¥5,635	¥7,418
Non-interest expenses	52,796	49,810	48,755
Purchase of software, securities and tangible assets	20,945	22,904	55,099

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows.

	Millions of yen
	March 31
	2012	2013
Carrying amount	¥172,647	¥322,747
Fair value	208,827	404,967